UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06196 and 811-21298

Name of Fund: CMA Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Treasury
Fund and Master Treasury LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 12/31/2008

Item 1 – Schedule of Investments

CMA Treasury Fund
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Mutual Fund	(000)	Value

Master Treasury LLC	$ 4,234,619	$ 4,343,727,544

Total Investments (Cost - $4,343,727,544) - 100.0%		4,343,727,544
Liabilities in Excess of Other Assets - (0.0)%		(1,250,542)

Net Assets - 100.0%		$ 4,342,477,002

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities

Level 1		-
Level 2		$ 4,343,727,544
Level 3		-

Total		$ 4,343,727,544

Master Treasury LLC
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

U.S. Government Obligations (a) - 114.2%

U.S. Treasury Bills, 0.02% - 2.125%, 1/02/09	$ 880,713	$ 880,681,390
U.S. Treasury Bills, 0.46% - 2.07%, 1/08/09	386,000	385,950,344
U.S. Treasury Bills, 0.50% - 1.935%, 1/15/09	301,485	301,325,859
U.S. Treasury Bills, 0.35% - 1.958%, 1/22/09	340,000	339,842,009
U.S. Treasury Bills, 0.90% - 1.295%, 1/29/09	450,000	449,626,021
U.S. Treasury Bills, 0.055% - 1.896%, 2/05/09	371,001	370,724,828
U.S. Treasury Bills, 0.355% - 2.002%, 2/12/09	503,640	503,304,279
U.S. Treasury Bills, 0.15% - 1.98%, 2/19/09	306,000	305,707,112
U.S. Treasury Bills, 0.11% - 1.95%, 2/26/09	250,000	249,665,125
U.S. Treasury Bills, 0.05% - 0.14%, 3/05/09	710,000	709,863,822
U.S. Treasury Bills, 0.60% - 1.815%, 3/12/09	239,000	238,549,446
U.S. Treasury Bills, 0.035% - 1.41%, 3/19/09	935,000	934,238,579
U.S. Treasury Bills, 0.05%, 4/02/09	450,000	449,943,750
U.S. Treasury Bills, 1.137%, 4/09/09	120,000	119,624,625
U.S. Treasury Bills, 1.215%, 4/30/09	200,000	199,190,000
U.S. Treasury Bills, 0.30%, 6/11/09	16,250	16,228,063
U.S. Treasury Bills, 0.168% - 0.271%, 6/25/09	300,000	299,702,756

		6,754,168,008

U.S. Treasury Notes, 2.625%, 3/16/09	26,400	26,537,855
U.S. Treasury Notes, 4.875%, 5/15/09	87,000	88,514,099

		115,051,954

Total Investments (Cost - $6,869,219,962*) - 114.2%		6,869,219,962
Liabilities in Excess of Other Assets - (14.2)%		(856,607,167)

Net Assets - 100.0%		$ 6,012,612,795

* Cost for federal income tax purposes.

(a)	Traded on a discount basis. Rates shown are the discount rates or range of discount rates paid at the time of purchase.

Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

Master Treasury LLC

Schedule of Investments December 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 6,869,219,962
Level 3	-

Total	$ 6,869,219,962

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Treasury Fund and Master Treasury LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Treasury Fund and Master Treasury LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Treasury Fund and Master Treasury LLC

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Treasury Fund and Master Treasury LLC

Date: February 23, 2009